Convertible Preferred Stock	12 Months Ended
Dec. 31, 2013
Convertible Preferred Stock

9. Convertible Preferred Stock

Immediately prior to the closing of the Company’s IPO, all of the outstanding shares of convertible preferred stock automatically converted to 74,221,553 shares of common stock. As of December 31, 2012, we had the following convertible preferred stock outstanding, all of which was converted to common stock in connection with our IPO (in thousands):

	December 31, 2012
	Shares Designated	Shares Issued and Outstanding	Liquidation Preference
Series A-1	1,000	1,000	$250
Series A-2	10,410	10,164	6,200
Series B	11,104	10,985	14,500
Series C	7,049	7,049	14,604
Series D	26,331	26,231	10,187
Series E	4,632	4,412	6,000
Series F	4,800	4,274	45,005

Total	65,326	64,115	$96,746

Significant terms of the convertible preferred stock were as follows:

Voting Rights

Prior to our IPO, the holders of the convertible preferred stock were entitled to one vote for each share of common stock into which their shares of convertible preferred stock would be converted, and the holders of the convertible preferred stock and common stock would have voted together on an as converted basis. For the election of the directors, and as long as 1,000,000 shares of convertible preferred stock were outstanding, the holders of the Series A-1, A-2, B, C, D and E convertible preferred stock were entitled to elect two directors. The holders of the common stock were entitled to elect two directors. A majority of the preferred stock (other than Series F convertible preferred stock) and common stock (each voting as a separate class) was required to elect any remaining directors. The holders of the Series F convertible preferred stock did not have voting rights with respect to the election of directors.

Dividends

The holders of the convertible preferred stock were entitled, when, as, and if declared by the Board of Directors, and prior and in preference to common stock, to non-cumulative dividends at the following per annum rates: $0.015 per share for Series A-1, $0.0366 per share for Series A-2, $0.0792 per share for Series B, $0.1243 per share for Series C, $0.0233014 per share for Series D, $0.0816 per share for Series E and $0.6318 per share for Series F. There were no cumulative preferred stock dividends in arrears as of December 31, 2012 and 2013. No dividends have been paid to date.

Liquidation

Prior to our IPO, in the event of any voluntary or involuntary liquidation, dissolution, or winding up of our operations, all assets available for distribution would have been distributed to the holders of convertible preferred stock based on the original issue price of the related shares as follows: $0.25 per share for Series A-1, $0.61 per share for Series A-2, $1.32 per share for Series B, $2.0717 per share for Series C, $0.3883572 per share for Series D, $1.36 per share for Series E, and $10.5294 per share for Series F, plus in each case all declared and unpaid dividends. If the available funds were insufficient to permit full payment of each Series’ original issue price, the available funds would have been allocated based on the number of shares of convertible preferred stock outstanding on a pro-rata basis. Any remaining available funds after payment to the holders of the convertible preferred stock would have been distributed to holders of common stock on a pro-rata basis, except that if the holder of convertible preferred stock would receive more funds had they converted into common stock, then the holders of convertible preferred stock would have received the amount they would have received had they converted to common stock.

Conversion

Prior to our IPO, shares of convertible preferred stock were convertible, at any time and at the option of the holder, into shares of common stock. Shares of convertible preferred stock automatically converted into shares of common stock immediately prior to the closing of the IPO. As of December 31, 2012 the conversion ratio for all series of convertible preferred stock was as follows; 1:1 for Series A-1, 1:1.1730769 for Series A-2, 1:1.4012739 for Series B, 1:1.4915047 for Series C, 1:1 for Series D, 1:1 for Series E and 1:1 for Series F.

Redemption

The convertible preferred stock was not redeemable.